11. Stockholders' Deficit (Details - Options) - Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Number of Options
Options outstanding, beginning balance	3,600,000
Options granted	0	3,600,000
Options expired	0
Options exercised	0
Options outstanding, ending balance	3,600,000	3,600,000
Options exercisable	3,600,000
Weighted Average Exercise Price
Weighted average exercise price, beginning price	$ .04
Weighted average exercise price, granted		$ .04
Weighted average exercise price, cancelled
Weighted average exercise price, expired
Weighted average exercise price, exercised
Weighted average exercise price, ending price	0.04	$ .04
Weighted average exercise price, exercisable	$ 0.04